Annual Total Returns - Balanced Portfolio [BarChart] - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-16 - Balanced Portfolio - VIP Balanced Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.07%
Annual Return 2013	19.66%
Annual Return 2014	10.26%
Annual Return 2015	0.59%
Annual Return 2016	7.26%
Annual Return 2017	16.43%
Annual Return 2018	(4.22%)
Annual Return 2019	24.51%
Annual Return 2020	22.39%
Annual Return 2021	18.26%